Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Colchester Street Trust
Entity Central Index Key	0000356173
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Investments Money Market Treasury Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Select Class
Trading Symbol	FTUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 70,641,400,145
Holdings Count | shares	155
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.8 8-30 12.7 31-60 8.1 61-90 6.6 91-180 15.4 >180 4.4 U.S. Treasury Obligations 66.9 Repurchase Agreements 37.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 66.9 Repurchase Agreements - 37.1 Net Other Assets (Liabilities) - (4.0)%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Institutional Class
Trading Symbol	FRBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 70,641,400,145
Holdings Count | shares	155
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.8 8-30 12.7 31-60 8.1 61-90 6.6 91-180 15.4 >180 4.4 U.S. Treasury Obligations 66.9 Repurchase Agreements 37.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 66.9 Repurchase Agreements - 37.1 Net Other Assets (Liabilities) - (4.0)%
Fidelity Investments Money Market Treasury Portfolio - Class IV
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class IV
Trading Symbol	FTVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 70,641,400,145
Holdings Count | shares	155
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.8 8-30 12.7 31-60 8.1 61-90 6.6 91-180 15.4 >180 4.4 U.S. Treasury Obligations 66.9 Repurchase Agreements 37.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 66.9 Repurchase Agreements - 37.1 Net Other Assets (Liabilities) - (4.0)%
Fidelity Investments Money Market Treasury Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class III
Trading Symbol	FCSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 70,641,400,145
Holdings Count | shares	155
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.8 8-30 12.7 31-60 8.1 61-90 6.6 91-180 15.4 >180 4.4 U.S. Treasury Obligations 66.9 Repurchase Agreements 37.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 66.9 Repurchase Agreements - 37.1 Net Other Assets (Liabilities) - (4.0)%
Fidelity Investments Money Market Treasury Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class II
Trading Symbol	FCEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 70,641,400,145
Holdings Count | shares	155
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.8 8-30 12.7 31-60 8.1 61-90 6.6 91-180 15.4 >180 4.4 U.S. Treasury Obligations 66.9 Repurchase Agreements 37.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 66.9 Repurchase Agreements - 37.1 Net Other Assets (Liabilities) - (4.0)%
Fidelity Investments Money Market Treasury Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class I
Trading Symbol	FISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 70,641,400,145
Holdings Count | shares	155
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.8 8-30 12.7 31-60 8.1 61-90 6.6 91-180 15.4 >180 4.4 U.S. Treasury Obligations 66.9 Repurchase Agreements 37.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 66.9 Repurchase Agreements - 37.1 Net Other Assets (Liabilities) - (4.0)%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Select Class
Trading Symbol	FTYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 109,301,940,956
Holdings Count | shares	56
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 17.7 8-30 23.6 31-60 26.4 61-90 9.9 91-180 21.4 >180 1.5 U.S. Treasury Obligations 100.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.5 Net Other Assets (Liabilities) - (0.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Institutional Class
Trading Symbol	FRSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 109,301,940,956
Holdings Count | shares	56
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 17.7 8-30 23.6 31-60 26.4 61-90 9.9 91-180 21.4 >180 1.5 U.S. Treasury Obligations 100.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.5 Net Other Assets (Liabilities) - (0.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class IV
Trading Symbol	FOPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 109,301,940,956
Holdings Count | shares	56
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 17.7 8-30 23.6 31-60 26.4 61-90 9.9 91-180 21.4 >180 1.5 U.S. Treasury Obligations 100.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.5 Net Other Assets (Liabilities) - (0.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class III
Trading Symbol	FOIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 109,301,940,956
Holdings Count | shares	56
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 17.7 8-30 23.6 31-60 26.4 61-90 9.9 91-180 21.4 >180 1.5 U.S. Treasury Obligations 100.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.5 Net Other Assets (Liabilities) - (0.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class II
Trading Symbol	FOXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 109,301,940,956
Holdings Count | shares	56
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 17.7 8-30 23.6 31-60 26.4 61-90 9.9 91-180 21.4 >180 1.5 U.S. Treasury Obligations 100.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.5 Net Other Assets (Liabilities) - (0.5)%
Fidelity Investments Money Market Treasury Only Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class I
Trading Symbol	FSIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 109,301,940,956
Holdings Count | shares	56
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 17.7 8-30 23.6 31-60 26.4 61-90 9.9 91-180 21.4 >180 1.5 U.S. Treasury Obligations 100.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.5 Net Other Assets (Liabilities) - (0.5)%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Select Class
Trading Symbol	FSXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 10,182,040,419
Holdings Count | shares	848
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$10,182,040,419
Number of Holdings	848

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 74.5 8-30 3.4 31-60 4.8 61-90 3.5 91-180 2.6 >180 5.6 Variable Rate Demand Notes (VRDNs) 38.0 Tender Option Bond 28.7 Municipal Securities 9.7 Commercial Paper 6.3 Net Other Assets (Liabilities) 17.3 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 38.0 Tender Option Bond - 28.7 Municipal Securities - 9.7 Commercial Paper - 6.3 Net Other Assets (Liabilities) - 17.3
Fidelity Investments Money Market Tax Exempt Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class III
Trading Symbol	FETXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 10,182,040,419
Holdings Count | shares	848
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$10,182,040,419
Number of Holdings	848

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 74.5 8-30 3.4 31-60 4.8 61-90 3.5 91-180 2.6 >180 5.6 Variable Rate Demand Notes (VRDNs) 38.0 Tender Option Bond 28.7 Municipal Securities 9.7 Commercial Paper 6.3 Net Other Assets (Liabilities) 17.3 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 38.0 Tender Option Bond - 28.7 Municipal Securities - 9.7 Commercial Paper - 6.3 Net Other Assets (Liabilities) - 17.3
Fidelity Investments Money Market Tax Exempt Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class II
Trading Symbol	FEXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 10,182,040,419
Holdings Count | shares	848
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$10,182,040,419
Number of Holdings	848

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 74.5 8-30 3.4 31-60 4.8 61-90 3.5 91-180 2.6 >180 5.6 Variable Rate Demand Notes (VRDNs) 38.0 Tender Option Bond 28.7 Municipal Securities 9.7 Commercial Paper 6.3 Net Other Assets (Liabilities) 17.3 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 38.0 Tender Option Bond - 28.7 Municipal Securities - 9.7 Commercial Paper - 6.3 Net Other Assets (Liabilities) - 17.3
Fidelity Investments Money Market Tax Exempt Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class I
Trading Symbol	FTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 10,182,040,419
Holdings Count | shares	848
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$10,182,040,419
Number of Holdings	848

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 74.5 8-30 3.4 31-60 4.8 61-90 3.5 91-180 2.6 >180 5.6 Variable Rate Demand Notes (VRDNs) 38.0 Tender Option Bond 28.7 Municipal Securities 9.7 Commercial Paper 6.3 Net Other Assets (Liabilities) 17.3 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 38.0 Tender Option Bond - 28.7 Municipal Securities - 9.7 Commercial Paper - 6.3 Net Other Assets (Liabilities) - 17.3
Fidelity Investments Money Market - Money Market Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Select Class
Trading Symbol	FMYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 158,004,660,758
Holdings Count | shares	295
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.1 8-30 16.8 31-60 8.3 61-90 4.9 91-180 6.9 >180 0.3 Repurchase Agreements 62.6 U.S. Treasury Obligations 21.6 Commercial Paper 12.5 Certificates of Deposit 6.0 Non-Negotiable Time Deposit 1.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 62.6 U.S. Treasury Obligations - 21.6 Commercial Paper - 12.5 Certificates of Deposit - 6.0 Non-Negotiable Time Deposit - 1.6 Net Other Assets (Liabilities) - (4.3)%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Institutional Class
Trading Symbol	FNSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 158,004,660,758
Holdings Count | shares	295
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.1 8-30 16.8 31-60 8.3 61-90 4.9 91-180 6.9 >180 0.3 Repurchase Agreements 62.6 U.S. Treasury Obligations 21.6 Commercial Paper 12.5 Certificates of Deposit 6.0 Non-Negotiable Time Deposit 1.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 62.6 U.S. Treasury Obligations - 21.6 Commercial Paper - 12.5 Certificates of Deposit - 6.0 Non-Negotiable Time Deposit - 1.6 Net Other Assets (Liabilities) - (4.3)%
Fidelity Investments Money Market - Money Market Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class III
Trading Symbol	FCOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 158,004,660,758
Holdings Count | shares	295
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.1 8-30 16.8 31-60 8.3 61-90 4.9 91-180 6.9 >180 0.3 Repurchase Agreements 62.6 U.S. Treasury Obligations 21.6 Commercial Paper 12.5 Certificates of Deposit 6.0 Non-Negotiable Time Deposit 1.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 62.6 U.S. Treasury Obligations - 21.6 Commercial Paper - 12.5 Certificates of Deposit - 6.0 Non-Negotiable Time Deposit - 1.6 Net Other Assets (Liabilities) - (4.3)%
Fidelity Investments Money Market - Money Market Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class II
Trading Symbol	FCIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 158,004,660,758
Holdings Count | shares	295
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.1 8-30 16.8 31-60 8.3 61-90 4.9 91-180 6.9 >180 0.3 Repurchase Agreements 62.6 U.S. Treasury Obligations 21.6 Commercial Paper 12.5 Certificates of Deposit 6.0 Non-Negotiable Time Deposit 1.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 62.6 U.S. Treasury Obligations - 21.6 Commercial Paper - 12.5 Certificates of Deposit - 6.0 Non-Negotiable Time Deposit - 1.6 Net Other Assets (Liabilities) - (4.3)%
Fidelity Investments Money Market - Money Market Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class I
Trading Symbol	FMPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 158,004,660,758
Holdings Count | shares	295
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.1 8-30 16.8 31-60 8.3 61-90 4.9 91-180 6.9 >180 0.3 Repurchase Agreements 62.6 U.S. Treasury Obligations 21.6 Commercial Paper 12.5 Certificates of Deposit 6.0 Non-Negotiable Time Deposit 1.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 62.6 U.S. Treasury Obligations - 21.6 Commercial Paper - 12.5 Certificates of Deposit - 6.0 Non-Negotiable Time Deposit - 1.6 Net Other Assets (Liabilities) - (4.3)%
Fidelity Investments Money Market Government Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Select Class
Trading Symbol	FGEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 272,773,334,988
Holdings Count | shares	687
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 66.5 8-30 7.6 31-60 8.5 61-90 3.1 91-180 12.4 >180 5.2 Repurchase Agreements 49.8 U.S. Treasury Obligations 29.2 U.S. Government Agency - Debt 24.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 49.8 U.S. Treasury Obligations - 29.2 U.S. Government Agency - Debt - 24.3 Net Other Assets (Liabilities) - (3.3)%
Fidelity Investments Money Market Government Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Institutional Class
Trading Symbol	FRGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 272,773,334,988
Holdings Count | shares	687
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 66.5 8-30 7.6 31-60 8.5 61-90 3.1 91-180 12.4 >180 5.2 Repurchase Agreements 49.8 U.S. Treasury Obligations 29.2 U.S. Government Agency - Debt 24.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 49.8 U.S. Treasury Obligations - 29.2 U.S. Government Agency - Debt - 24.3 Net Other Assets (Liabilities) - (3.3)%
Fidelity Investments Money Market Government Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class III
Trading Symbol	FCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 272,773,334,988
Holdings Count | shares	687
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 66.5 8-30 7.6 31-60 8.5 61-90 3.1 91-180 12.4 >180 5.2 Repurchase Agreements 49.8 U.S. Treasury Obligations 29.2 U.S. Government Agency - Debt 24.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 49.8 U.S. Treasury Obligations - 29.2 U.S. Government Agency - Debt - 24.3 Net Other Assets (Liabilities) - (3.3)%
Fidelity Investments Money Market Government Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class II
Trading Symbol	FCVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 272,773,334,988
Holdings Count | shares	687
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 66.5 8-30 7.6 31-60 8.5 61-90 3.1 91-180 12.4 >180 5.2 Repurchase Agreements 49.8 U.S. Treasury Obligations 29.2 U.S. Government Agency - Debt 24.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 49.8 U.S. Treasury Obligations - 29.2 U.S. Government Agency - Debt - 24.3 Net Other Assets (Liabilities) - (3.3)%
Fidelity Investments Money Market Government Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class I
Trading Symbol	FIGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 272,773,334,988
Holdings Count | shares	687
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 66.5 8-30 7.6 31-60 8.5 61-90 3.1 91-180 12.4 >180 5.2 Repurchase Agreements 49.8 U.S. Treasury Obligations 29.2 U.S. Government Agency - Debt 24.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 49.8 U.S. Treasury Obligations - 29.2 U.S. Government Agency - Debt - 24.3 Net Other Assets (Liabilities) - (3.3)%